SUPPLEMENT DATED SEPTEMBER 17, 2025 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. American Franchise Fund
Invesco V.I. American Value Fund
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Comstock Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Core Plus Bond Fund
Invesco V.I. Discovery Large Cap Fund
Invesco V.I. Discovery Mid Cap Growth Fund
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. Equity and Income Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Global Core Equity Fund
Invesco V.I. Global Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Global Strategic Income Fund
Invesco V.I. Government Money Market Fund
Invesco V.I. Government Securities Fund
Invesco V.I. Growth and Income Fund
Invesco V.I. Health Care Fund
Invesco V.I. International Growth Fund
Invesco V.I. High Yield Fund
Invesco V.I. Main Street Fund®
Invesco V.I. Main Street Mid Cap Fund®
Invesco V.I. Main Street Small Cap Fund®
Invesco® V.I. S&P 500 Buffer Fund - September
Invesco® V.I. S&P 500 Buffer Fund - December
Invesco® V.I. S&P 500 Buffer Fund - March
Invesco® V.I. S&P 500 Buffer Fund - June
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. U.S. Government Money Portfolio
(each, a “Fund” and collectively, the “Funds”)
This supplement amends the Statement of Additional Information (“SAI”) for each of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI for each of the above-referenced Funds and retain it for future reference.
Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”) merged into Invesco Management S.A. Accordingly, all references to Invesco Deutschland in the Funds’ SAI are replaced with Invesco Management S.A.
AVIF-SOAI-1-SUP